Interest expense	12 Months Ended
Dec. 31, 2013
Interest Expense [Abstract]
Interest expense	Interest expense

(In millions of U.S. dollars)	Years ended December 31
	2013	2012	2011
Gross interest expense	95.2	94.5	88.0
Capitalized interest	10.3	10.6	10.4
Net interest expense	84.9	83.9	77.6